Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Vacation, convalescence and bonus accruals	$ 2,824	$ 2,728
Employees and payroll related	416	339
Short-term operating lease liabilities	296	258
Accrued expenses and other	9,184	1,888
Accrued expenses and other liabilities, total	$ 12,720	$ 5,213